Income tax credit - Reconciliation of tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Continuing operations
Loss before taxation	$ (57,702)	$ (56,669)	$ (225,821)
Tax at average income tax rate (Note)	(5,540)	(8,936)	(24,307)
Tax effect of non-deductible expenses	2,136	3,918	24,387
Tax effect of non-taxable income	(1,256)	(1,137)	(164)
Tax effect on utilization of previously unrecognized tax losses	0	(71)	0
Over provision in respect of prior years	(7,321)	0	0
Tax effect of tax losses not recognized	4,678	6,186	102
Tax effect of deductible temporary differences not recognized	5	0	0
Tax effect of previously unrecognized temporary differences recognized in current year	(576)	(273)	(263)
Others	0	44	0
Tax credit	$ (7,874)	$ (269)	$ (245)